UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Santander Bank, N.A.1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2009 to September 30, 2025.

Date of Report (Date of filing)       December 23, 2025

Commission File Number of securitizer:               N/A

Central Index Key Number of securitizer:         0002058366

Santander Bank, N.A.
Stefanos Arethas, (212) 297-2928
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 Santander Bank, N.A. (“SBNA”) is filing this Form ABS-15G in its capacity as sponsor of commercial mortgage-backed securities transactions involving depositors not affiliated with SBNA into which SBNA sold assets, which are covered by this report (the “Specified Transactions”).

In its capacity as sponsor, SBNA is a securitizer for purposes of Rule 15Ga-1 and this report will contain information with respect to the assets sold by SBNA into the Specified Transactions. The depositors of the Specified Transactions are not affiliated with SBNA and may file separate reports on Form ABS-15G in their capacity as securitizers in connection with the Specified Transactions. This report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which SBNA may have acted as securitizer.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(1)			Assets That Were Repurchased or Replaced(1)(2)			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn(1)(3)			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Asset Class: Commercial Mortgage Pass-Through Certificates
Sovereign Commercial Mortgage Securities Trust Series 2007-C1		Sovereign Bank(4)	264	$1,014,214,169	100%	8	$31,574,778	3.1%	2	$10,529,943	1.0%	0	0.00	0.00	0	0.00	0.00	6	$21,044,835	2.1%	0	0.00	0.00
Total by Issuing Entity			264	$1,014,214,169	100%	8	$31,574,778	3.1%	2	$10,529,943	1.0%	0	0.00	0.00	0	0.00	0.00	6	$21,044,835	2.1%	0	0.00	0.00	(5)
Total by Asset Class			264	$1,014,214,169		8	$31,574,778		2	$10,529,943		0	0.00		0	0.00		6	$21,044,835		0	$0

(1) The outstanding principal balance is as of the securitization closing date, and the percentage of principal balance was calculated by dividing the outstanding principal balance of the assets by the total pool balance as of the securitization closing date.

(2) Reflects an asset that was repurchased in November of 2010, and an asset that was repurchased in November of 2012.

(3) Reflects six assets that were paid off prior to repurchase.

(4) Santander Bank, N.A. was known as Sovereign Bank, N.A. prior to October 2013.

(5) This Form ABS-15G contains all applicable reportable information that we know and is available to us without unreasonable effort or expense.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

This Form ABS-15G is filed in respect of each quarterly reporting period pursuant to Rule 15Ga-1(c)(2)(i) (beginning with the quarterly period commencing on January 1, 2009 through and including the quarterly period ending on September 30, 2025).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SANTANDER BANK, N.A.
(Securitizer)

By:	/s/ Stefanos Arethas
Name:	Stefanos Arethas
Title:	Managing Director

Date: December 23, 2025